Summary of Significant Accounting Policies (Details) - Schedule of depreciation methods and estimated useful lives ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of depreciation methods and estimated useful lives [Line Items]
Depreciation for the year	¥ 16,280	$ 2,339	¥ 10,833	¥ 14,099
Operating Expense [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation methods and estimated useful lives [Line Items]
Depreciation for the year	216		232	43
Selling and Marketing Expense [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation methods and estimated useful lives [Line Items]
Depreciation for the year	7,144		4,769	2,775
General and Administrative Expense [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation methods and estimated useful lives [Line Items]
Depreciation for the year	¥ 8,920		¥ 5,832	¥ 11,281